RELATED PARTY TRANSACTIONS - Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Due to related parties	$ 13
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related parties
Related parties
RELATED PARTY TRANSACTIONS
Other Receivables		$ 18
Related parties | Lin BioScience, Inc
RELATED PARTY TRANSACTIONS
Other Receivables		$ 18
Due to related parties	$ 13